Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
REVENUES
Total revenues	$ 4,678,259	$ 4,470,162	$ 4,331,878
Company-operated restaurant expenses:
Food and paper	(1,606,076)	(1,498,853)	(1,457,720)
Payroll and employee benefits	(835,109)	(797,620)	(790,042)
Occupancy and other operating expenses	(1,300,420)	(1,238,220)	(1,154,334)
Royalty fees	(273,018)	(265,382)	(249,278)
Franchised restaurants – occupancy expenses	(89,518)	(83,665)	(83,359)
General and administrative expenses	(312,750)	(279,859)	(285,000)
Other operating income, net	103,025	17,952	1,894
Total operating costs and expenses	(4,313,866)	(4,145,647)	(4,017,839)
Operating income	364,393	324,515	314,039
Net interest expense and other financing results	(13,660)	(47,238)	(32,275)
(Loss) Gain from derivative instruments	(3,078)	941	(13,183)
Foreign currency exchange results	(4,859)	(15,063)	10,774
Other non-operating expenses, net	(1,484)	(3,873)	(1,238)
Income before income taxes	341,312	259,282	278,117
Income tax expense, net	(128,728)	(109,903)	(95,702)
Net income	212,584	149,379	182,415
Less: Net income attributable to non-controlling interests	(468)	(620)	(1,141)
Net income attributable to Arcos Dorados Holdings Inc.	$ 212,116	$ 148,759	$ 181,274
Earnings per share information:
Basic net income attributable to Arcos Dorados Holdings Inc. per common share (in dollars per share)	$ 1.01	$ 0.71	$ 0.86
Diluted net income attributable to Arcos Dorados Holdings Inc. per common share (in dollars per share)	$ 1.01	$ 0.71	$ 0.86
Sales by Company-operated restaurants
REVENUES
Total revenues	$ 4,465,177	$ 4,266,748	$ 4,137,675
Revenues from franchised restaurants
REVENUES
Total revenues	$ 213,082	$ 203,414	$ 194,203